Financial obligations	12 Months Ended
Dec. 31, 2018
Disclosure of Financial obligations [Abstract]
Disclosure of borrowings [text block]
16.	Financial obligations

(a)	This caption is made up as follow:

	2018	2017
	US$(000)	US$(000)

Compañía de Minas Buenaventura S.A.A.(c)
BBVA Banco Continental	61,667	61,667
Banco de Crédito del Perú	61,667	61,667
CorpBanca New York Branch	61,666	61,666
Banco Internacional del Perú	30,000	30,000
ICBC Perú Bank	25,000	25,000
Banco Latinoamericano de Comercio Exterior S.A.	20,000	20,000
Banco de Sabadell, Miami Branch	15,000	15,000
	275,000	275,000
Debt issuance costs	(3,618)	(2,425)
	271,382	272,575
Sociedad Minera El Brocal S.A.A.

Banco de Crédito del Perú – Finance leaseback	94,490	119,464
Debt issuance costs	(976)	(1,377)
	93,514	118,087
Mid-term financial obligation	75,000	80,000
	168,514	198,087
Empresa de Generación Huanza S.A.
Banco de Crédito del Perú – Finance lease	147,166	162,411

Contacto Corredores de Seguros S.A.
BBVA Banco Continental S.A. – Finance lease	-	10

Total financial obligations	587,062	633,083

Classification by maturity:
Current portion	46,166	83,991
Non-current portion (e)	540,896	549,092

Total financial obligations	587,062	633,083

(b)	On June 27, 2016, Buenaventura entered into a long-term finance contract with seven Peruvian and foreign banks, with the following terms and conditions:

-	Principal: US$275,000,000.
-	Annual interest rate: Three-month Libor plus 3% .
-	Term: 5 years since June 30, 2016, with final maturity in June 30, 2021.
-	Grace Period: Two years.
-	Amortization: 6 semiannual installments of US$39,285,714 since July 2018 and a final payment of US$39,285,716 in June 2021.
-	Guarantee: None. The subsidiaries Compañía Minera Condesa S.A., Inversiones Colquijirca S.A. and Consorcio Energético de Huancavelica S.A. are the guarantors.

As part of the commitments, the Group must meet certain consolidated financial ratios. The main ratios are the following:
(i)	Debt service coverage ratio: Higher than 4.
(ii)	Leverage ratio: Less than 3 times since June 30, 2017.
(iii)	Net consolidated equity value: Higher than US$2,711,388,800.

For the calculation of (i) and (ii), the financial obligations and EBITDA of Empresa de Generación Huanza S.A. are excluded.

Additionally, there is a requirement related to the distribution of dividends (until December 31, 2018: up to
20
% of the available net income for the previous period; since January 1, 2019: up to the total of net income for the previous period), according to the execution of the dividend policy of the Company.

On March 28, 2018, Buenaventura restructured its financial obligation by modifying some of the clauses as follows:

-	Annual interest rate: Libor of three months plus 2.15% (3% as of December 31, 2017).
-	Term: 4 years from April 2018, due in April 2022 (as of December 31, 2017, they were 5 years as of June 30, 2016, with final maturity on June 30, 2021).
-
Amortization of credit: 5 semi-annual installments of US$55 million each since as of April 2020 (as of December 31, 2017 were 6 semi-annual installments of US$39,285,714 as of July 2018 and a final installment of US$39,285,716 in June of 2021).

The compliance of the terms described above is overseen by the Company´s Management. As of December 31, 2018 and 2017, the Company complies with the above financial ratios.

(c)	Finance leaseback -
On June 9, 2015, the Board of Directors of El Brocal approved the modification of the debt and new payment schedule of the leaseback through sale contracts through the sale of assets with the same value including equipment, machinery and processing plant located in the Colquijirca mining unit. During 2017, El Brocal negotiate a reduction in the fixed rate of the finance leaseback, and agreed the modification of the payment schedule under the following terms and conditions:

-	Principal: US$166,500,000.
-	Annual interest rate: Nine-month Libor plus 2.75 percent .
-	Term: 5.5 years since June 23, 2015, with final maturity in December 2021.
-	Amortization: Through 22 quarterly variable installments.

In connection with the above financing, El Brocal must comply the following financial ratios:

(i)	Debt service coverage ratio: Higher than 1.3.
(ii)	Leverage ratio: Less than 1.0 times.
(iii)	Debt ratio: Less than 2.0 times.

These sales agreements with a subsequent financial lease are guaranteed by a trust agreement related to collection rights, sales contracts, cash flows for sales contracts and one related to the assets indicated in the contract.

Mid-term loan contract –
On October 23, 2017, El Brocal signed a mid-term loan agreement with the Banco de Credito del Peru for US$80,000,000, which accrues interest at an annual rate of 3.65 percent, for a 5-year term. The objective of this financing was the payment of short-term financial obligations maintained with the Banco de Credito del Peru and for working capital.

As part of the commitments agreed, El Brocal must comply with the following financial indicators as of December 31, 2018 and 2017:

(i)	Debt service coverage ratio: Higher than 1.3.
(ii)	Leverage ratio: Less than 1.0 times.

(iii)	Debt ratio: Less than a 2.25 times.

(d)
On December 2, 2009, Empresa de Generación Huanza S.A. entered into a finance lease contract with Banco de Crédito del Perú. In the year 2017, Huanza negotiate a reduction of the fixed rate of interest and agreed a modification of the following terms and conditions:

-	Principal: US$119,000,000.
-	Annual interest rate: Three-month Libor plus 2.75 percent. (Three-month Libor plus 4.60 percent as of December 31, 2017).
-	Term: 6 years since August 2014, with final maturity in November 2020.
-	Guarantee: Leased equipment.
-	Amortization: Through 26 quarterly variable installments and a final payment of US$44,191,000.

On June 30, 2014, Banco de Credito del Perú extended the finance lease contract above mentioned, through the addition of a new tranche. In the year 2017, Huanza negotiate a reduction of the fixed rate of interest and agreed a modification of the following terms and conditions:

-	Principal: US$103,373,000.
-	Annual interest rate: Three-month Libor plus 2.75 percent. (Three-month Libor plus 4.70 percent as of December 31, 2017).
-	Term: 6 years since August 2014, with final maturity in November 2020.
-	Guarantee: Leased equipment.
-	Amortization: Through an initial installment of US$18,373,000, 26 quarterly variable installments and a final installment of US$68,905,000.

In addition, Huanza have granted a security interest for 100 percent of shares.

According to the lease contract mentioned above, Huanza is required to maintain the following financial ratios:

-	Debt Service Coverage Ratio greater than 1.1.
-	Minimum Net Worth of US$30,000,000.

(e)	The long-term portion of the financial obligations held by the Group matures as follows:

	2018	2017
	US$(000)	US$(000)

Between 1 and 2 years	278,397	125,215
Between 2 and 5 years	266,625	427,680
	545,022	552,895
Debt issuance costs	(4,126)	(3,803)

	540,896	549,092

(f)	Below is presented the movement:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance	633,083	592,342	353,710
Accrual of debt issuance costs in results, note 27(a)	1,024	909	-
Payments	(45,222)	(32,599)	(33,476)
Increase in interest for debt restructuring	(2,207)	-	-
Exchange difference	384	(165)	17
New obligations	-	80,000	275,210
Accrual of debt issuance costs capitalized	-	272	(3,119)
Sale of asset under lease agreement	-	(7,196)	-
Increase of debt issuance costs, note 27(a)	-	(480)	-

Final balance	587,062	633,083	592,342